Emerge EMPWR Sustainable Emerging Markets Equity ETF
Schedule of Investments
April 30, 2023 (Unaudited)
1
Shares Value
Common Stocks – 95.6%
Argentina – 2.1%
Banco BBVA Argentina SA, ADR ................................................. 859 $ 3,677
Grupo Financiero Galicia SA, ADR* ............................................... 357 4,113
Transportadora de Gas del Sur SA, Class B, ADR* ................................... 259 2,947
10,737
Brazil – 11.7%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR* ............................ 2,385 22,061
Gerdau SA, ADR .............................................................. 970 4,840
Itau Unibanco Holding SA, ADR .................................................. 1,938 9,981
Petroleo Brasileiro SA, ADR ..................................................... 2,130 22,621
59,503
Chile – 0.4%
Sociedad Quimica y Minera de Chile SA, ADR ...................................... 28 1,889
China – 20.8%
Alibaba Group Holding Ltd.* ..................................................... 1,300 13,588
Anhui Conch Cement Co. Ltd., Class H ............................................ 1,500 4,720
Baidu, Inc., Class A* ........................................................... 450 6,633
Bosideng International Holdings Ltd. .............................................. 10,000 4,917
China Overseas Land & Investment Ltd. ........................................... 3,500 8,846
Ganfeng Lithium Group Co. Ltd., Class H, 144A ..................................... 800 5,243
JD.com, Inc., Class A .......................................................... 800 13,850
Li Ning Co. Ltd. ............................................................... 500 3,557
Ping An Insurance Group Co. of China Ltd., Class H .................................. 505 3,648
Postal Savings Bank of China Co. Ltd., Class H, 144A ................................ 24,000 15,592
Tencent Holdings Ltd. .......................................................... 400 17,549
Trip.com Group Ltd.* ........................................................... 100 3,501
Yadea Group Holdings Ltd., 144A ................................................. 2,000 4,668
106,312
Hong Kong – 1.6%
Hong Kong Exchanges & Clearing Ltd. ............................................ 200 8,255
India – 9.3%
HDFC Bank Ltd., ADR .......................................................... 319 22,266
Infosys Ltd., ADR ............................................................. 1,094 17,001
Wipro Ltd., ADR .............................................................. 1,093 5,137
WNS Holdings Ltd., ADR* ....................................................... 34 3,066
47,470
Indonesia – 0.6%
Bank Central Asia Tbk PT ....................................................... 4,701 2,900
Mexico – 13.7%
Grupo Aeroportuario del Centro Norte SAB de CV ................................... 856 9,359
Grupo Financiero Banorte SAB de CV, Class O ...................................... 1,978 17,086
Southern Copper Corp. ......................................................... 258 19,822
Wal-Mart de Mexico SAB de CV .................................................. 5,914 23,759
70,026
Portugal – 1.7%
Jeronimo Martins SGPS SA ..................................................... 343 8,672
South Africa – 9.0%
Gold Fields Ltd., ADR .......................................................... 2,938 45,715
South Korea – 4.1%
Samsung Electronics Co. Ltd., GDR ............................................... 17 20,978

Emerge EMPWR Sustainable Emerging Markets Equity ETF
Schedule of Investments
(Continued)
April 30, 2023 (Unaudited)
2
Shares Value
Common Stocks (continued)
Taiwan – 10.2%
Silicon Motion Technology Corp., ADR ............................................. 184 $ 11,710
Taiwan Semiconductor Manufacturing Co. Ltd., ADR .................................. 287 24,194
United Microelectronics Corp., ADR* .............................................. 1,994 16,012
51,916
Thailand – 1.4%
Fabrinet* .................................................................... 74 7,026
Turkey – 2.0%
Bim Birlesik Magazalar AS ...................................................... 518 4,160
Ford Otomotiv Sanayi AS ....................................................... 122 3,371
Turk Traktor VE Ziraat Makineleri AS .............................................. 96 2,755
10,286
United States – 7.0%
Globant SA* .................................................................. 87 13,648
Tenaris SA, ADR .............................................................. 765 21,963
35,611
Total Common Stocks (Cost $462,249) .......................................................... 487,296
Total Investments – 95.6%
(Cost $462,249) ............................................................................. $ 487,296
Other Assets in Excess of Liabilities – 4.4% ......................................................... 22,260
Net Assets – 100.0% .......................................................................... $ 509,556
* Non Income Producing
ADR : American Depositary Receipt
GDR : Global Depositary Receipt
144A : Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Summary of Investment Type
Sector
% of Net
Assets
Information Technology ............................................................................ 22.7%
Financials ...................................................................................... 17.2%
Materials ....................................................................................... 16.1%
Energy ......................................................................................... 9.3%
Consumer Discretionary ........................................................................... 9.3%
Consumer Staples ................................................................................ 7.2%
Communication Services .......................................................................... 4.8%
Utilities ......................................................................................... 4.3%
Industrials ...................................................................................... 3.0%
Real Estate ..................................................................................... 1.7%
Total Investments ................................................................................ 95.6%
Other Assets in Excess of Liabilities .................................................................. 4.4%
Net Assets ..................................................................................... 100.0%